FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	$ 345,010
Balance at the end of period	342,166	$ 345,010
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	7,645
Balance at the end of period	6,788	7,645
Gains Losses Recognised In Comprehensive Income Fair Value Measurement	2,200
Gains Losses Recognised In Income Statement Fair Value Measurement	1,700
Gains Losses Recognised In Other Comprehensive Income Fair Value Measurement	500
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	100
Balance at the end of period	300	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900
Balance at the end of period	800	900
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,600
Balance at the end of period	1,300	1,600
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	800
Balance at the end of period	900	800
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	2,300	2,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(300)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	(100)
Purchases	300	300
Sales	(1,800)	(1,600)
Issuances	500	1,200
Settlements	(0)	(0)
Transfers into Level 3	700	300
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,500	2,300
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	0
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	600	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	300	200
Sales	(600)	(400)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	400	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	500	600
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,400	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(1,100)	(800)
Issuances	500	1,200
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(200)
Foreign currency translation	0	0
Balance at the end of period	600	1,400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	4,200	3,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	700	1,000
Sales	(1,200)	(600)
Issuances	100	0
Settlements	(0)	(0)
Transfers into Level 3	200	100
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	3,700	4,200
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	400	600
Sales	(400)	(300)
Issuances	100	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	700	900
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,600	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	0
Sales	(300)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,300	1,600
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	700	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	100	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	700
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,100	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	600	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	400	500
Settlements	(700)	(700)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,500	1,100
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	300	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(200)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	500	500
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	400	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	400	300
Settlements	(300)	(400)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	700	400
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	200	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	100	(0)
Foreign currency translation	0	0
Balance at the end of period	300	200
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	344,787
Balance at the end of period	341,858	344,787
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	7,645
Balance at the end of period	6,698	7,645
Gains Losses Recognised In Comprehensive Income Fair Value Measurement	1,000
Gains Losses Recognised In Income Statement Fair Value Measurement	600
Gains Losses Recognised In Other Comprehensive Income Fair Value Measurement	400
UBS AG | Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	2,300	2,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(300)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	(100)
Purchases	300	300
Sales	(1,800)	(1,600)
Issuances	500	1,200
Settlements	(0)	(0)
Transfers into Level 3	700	300
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,500	2,300
UBS AG | Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	0
UBS AG | Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	600	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	300	200
Sales	(600)	(400)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	400	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	500	600
UBS AG | Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,400	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(1,100)	(800)
Issuances	500	1,200
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(200)
Foreign currency translation	0	0
Balance at the end of period	600	1,400
UBS AG | Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	4,200	3,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	700	1,000
Sales	(1,200)	(600)
Issuances	100	0
Settlements	(0)	(0)
Transfers into Level 3	200	100
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	3,700	4,200
UBS AG | Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	400	600
Sales	(400)	(300)
Issuances	100	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	700	900
UBS AG | Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,600	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	0
Sales	(300)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,300	1,600
UBS AG | Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	700	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	100	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	700
UBS AG | Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,100	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	600	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	400	500
Settlements	(700)	(700)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,500	1,100
UBS AG | Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	300	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(200)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	500	500
UBS AG | Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	400	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	400	300
Settlements	(300)	(400)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	700	400
UBS AG | Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	200	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	100	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 300	$ 200